AB Equity Income Fund, Inc.

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Information Technology – 28.5%
Semiconductors & Semiconductor Equipment – 11.5%
Analog Devices, Inc.	19,554	$6,957,118
Broadcom, Inc.	70,640	22,573,012
KLA Corp.	12,056	18,379,975
Lam Research Corp.	116,233	27,185,736
NXP Semiconductors NV	33,993	7,716,751

		82,812,592

Software – 9.2%
Gen Digital, Inc.	114,251	2,578,645
Intuit, Inc.	22,687	9,279,664
Microsoft Corp.	121,112	47,565,527
Oracle Corp.	43,159	6,275,318

		65,699,154

Technology Hardware, Storage & Peripherals – 7.8%
Apple, Inc.	134,363	35,496,017
Seagate Technology Holdings PLC	32,876	13,408,148
Western Digital Corp.	25,470	7,123,959

		56,028,124

		204,539,870

Financials – 16.1%
Banks – 4.4%
Bank of America Corp.	340,080	16,946,186
M&T Bank Corp.	27,480	5,962,610
Wells Fargo & Co.	105,028	8,554,531

		31,463,327

Capital Markets – 5.5%
Carlyle Group, Inc. (The)	67,530	3,510,885
Charles Schwab Corp. (The)	80,120	7,627,424
CME Group, Inc.	44,507	14,219,986
Jefferies Financial Group, Inc.	113,440	5,036,736
Morgan Stanley	55,060	9,168,041

		39,563,072

Financial Services – 2.8%
Corebridge Financial, Inc.	323,187	8,351,152
Visa, Inc. - Class A	36,329	11,630,366

		19,981,518

Insurance – 3.4%
Everest Group Ltd.	21,060	7,065,420
MetLife, Inc.	69,404	5,001,946
Willis Towers Watson PLC	41,340	12,615,728

		24,683,094

		115,691,011

Health Care – 10.7%
Health Care Equipment & Supplies – 1.7%
Medtronic PLC	128,513	12,550,580

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.6%
Encompass Health Corp.	44,070	$4,754,272
UnitedHealth Group, Inc.	23,465	6,881,580

		11,635,852

Life Sciences Tools & Services – 0.7%
Thermo Fisher Scientific, Inc.	9,003	4,691,553

Pharmaceuticals – 6.7%
Johnson & Johnson	23,960	5,952,383
Merck & Co., Inc.	179,702	22,250,701
Pfizer, Inc.	231,101	6,389,943
Royalty Pharma PLC - Class A	284,442	13,144,065

		47,737,092

		76,615,077

Communication Services – 10.5%
Diversified Telecommunication Services – 0.6%
Comcast Corp. - Class A	143,475	4,441,986

Entertainment – 2.2%
Walt Disney Co. (The)	149,545	15,857,752

Interactive Media & Services – 6.0%
Alphabet, Inc. - Class C	118,370	36,863,969
Meta Platforms, Inc. - Class A	9,670	6,267,901

		43,131,870

Wireless Telecommunication Services – 1.7%
T-Mobile US, Inc.	55,591	12,068,250

		75,499,858

Industrials – 8.1%
Aerospace & Defense – 2.9%
Hexcel Corp.(a)	39,640	3,674,231
RTX Corp.	83,287	16,875,612

		20,549,843

Building Products – 0.9%
Carrier Global Corp.	97,820	6,299,608

Electrical Equipment – 1.1%
Eaton Corp. PLC	21,630	8,131,150

Machinery – 2.7%
CNH Industrial NV	378,770	4,658,871
Deere & Co.	11,340	7,140,912
PACCAR, Inc.	61,614	7,768,909

		19,568,692

Professional Services – 0.5%
Paychex, Inc.	38,079	3,566,098

		58,115,391

Consumer Discretionary – 7.0%
Distributors – 1.1%
Genuine Parts Co.	66,120	7,885,471

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 2.9%
McDonald’s Corp.	60,673	$20,693,133

Specialty Retail – 3.0%
Bath & Body Works, Inc.	393,455	8,955,036
Lowe’s Cos., Inc.	46,768	12,373,410

		21,328,446

		49,907,050

Consumer Staples – 5.1%
Beverages – 1.4%
Coca-Cola Co. (The)	121,442	9,904,810

Consumer Staples Distribution & Retail – 1.6%
Walmart, Inc.	90,217	11,543,265

Household Products – 1.1%
Procter & Gamble Co. (The)	48,306	8,076,763

Personal Care Products – 1.0%
Kenvue, Inc.	355,345	6,794,196

		36,319,034

Real Estate – 4.0%
Health Care REITs – 0.3%
American Healthcare REIT, Inc.	47,240	2,467,818

Hotel & Resort REITs – 0.6%
Ryman Hospitality Properties, Inc.	42,730	4,219,588

Office REITs – 0.7%
COPT Defense Properties	150,581	4,785,464

Residential REITs – 0.4%
Mid-America Apartment Communities, Inc.	19,187	2,568,372

Retail REITs – 0.5%
Brixmor Property Group, Inc.	126,720	3,835,814

Specialized REITs – 1.5%
Digital Realty Trust, Inc.	35,395	6,271,994
Extra Space Storage, Inc.	31,210	4,713,646

		10,985,640

		28,862,696

Utilities – 3.4%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	127,125	17,011,868

Multi-Utilities – 1.0%
Ameren Corp.	62,216	7,047,828

		24,059,696

Energy – 3.3%
Energy Equipment & Services – 0.7%
Baker Hughes Co.	70,903	4,627,130

Oil, Gas & Consumable Fuels – 2.6%
EOG Resources, Inc.	73,905	9,170,132

Company	Shares	U.S. $ Value

Exxon Mobil Corp.	62,155	$9,478,638

		18,648,770

		23,275,900

Materials – 1.7%
Chemicals – 1.0%
Corteva, Inc.	46,752	3,745,770
LyondellBasell Industries NV - Class A(a)	59,837	3,441,824

		7,187,594

Metals & Mining – 0.7%
Reliance, Inc.	16,150	5,097,586

		12,285,180

Total Common Stocks (cost $467,345,146)		705,170,763

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(b) (c) (d) (cost $9,649,189)	9,649,189	9,649,189

Total Investments – 99.8% (cost $476,994,335)(e)		714,819,952
Other assets less liabilities – 0.2%		1,648,093

Net Assets – 100.0%		$716,468,045

(a)	Represents entire or partial securities out on loan.
(b)	The rate shown represents the 7-day yield as of period end.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $255,612,884 and gross unrealized depreciation of investments was $(17,787,267), resulting in net unrealized appreciation of $237,825,617.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Equity Income Fund, Inc.

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$705,170,763	$—	$—	$705,170,763
Short-Term Investments	9,649,189	—	—	9,649,189

Total Investments in Securities	714,819,952	—	—	714,819,952
Other Financial Instruments(b)	—	—	—	—

Total	$714,819,952	$—	$—	$714,819,952

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$4,267	$33,396	$28,014	$9,649	$25